Segment Reporting	6 Months Ended
Jun. 30, 2013
Segment Reporting
3.	Segment Reporting

The following table includes results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended June 30,
	2013			2012
		Conventional			Conventional
	Liquefied Gas	Tanker		Liquefied Gas	Tanker
	Segment	Segment	Total	Segment	Segment	Total
	$	$	$	$	$	$
Voyage revenues	68,270	28,349	96,619	67,603	28,874	96,477
Voyage expenses	407	817	1,224	30	212	242
Vessel operating expenses	13,683	11,131	24,814	11,774	10,403	22,177
Depreciation and amortization	18,329	6,827	25,156	17,309	7,487	24,796
General and administrative (i)	3,233	1,511	4,744	3,043	1,390	4,433

Income from vessel operations	32,618	8,063	40,681	35,447	9,382	44,829

	Six Months Ended June 30,
	2013			2012
		Conventional			Conventional
	Liquefied Gas	Tanker		Liquefied Gas	Tanker
	Segment	Segment	Total	Segment	Segment	Total
	$	$	$	$	$	$
Voyage revenues	136,300	57,426	193,726	138,336	57,481	195,817
Voyage expenses	407	1,208	1,615	66	519	585
Vessel operating expenses	27,676	22,454	50,130	23,553	21,011	44,564
Depreciation and amortization	35,619	13,680	49,299	34,547	15,006	49,553
General and administrative (i)	6,917	3,296	10,213	6,602	3,091	9,693

Income from vessel operations	65,681	16,788	82,469	73,568	17,854	91,422

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	June 30,	December 31,
	2013	2012
	$	$
Total assets of the liquefied gas segment	3,279,984	3,143,205
Total assets of the conventional tanker segment	489,939	495,556
Unallocated:
Cash and cash equivalents	97,621	113,577
Accounts receivable and prepaid expenses	22,545	19,244
Advances to affiliates	3,421	13,864

Consolidated total assets	3,893,510	3,785,446